HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communications - 10.3%
Cable & Satellite - 1.2%
Comcast Corporation - Class A	10,000	$ 499,800

Entertainment Content - 1.6%
Walt Disney Company (The) (a)	4,500	652,050

Internet Media & Services - 6.9%
Alphabet, Inc. - Class C (a)	535	1,524,237
Meta Platforms, Inc. - Class A (a)	3,800	1,232,948
		2,757,185
Telecommunications - 0.6%
Verizon Communications, Inc.	4,560	229,231

Consumer Discretionary - 12.0%
Apparel & Textile Products - 1.0%
NIKE, Inc. - Class B	2,300	389,252

Automotive - 0.6%
Magna International, Inc.	3,000	225,720

E-Commerce Discretionary - 3.9%
Amazon.com, Inc. (a)	450	1,578,181

Home Construction - 0.2%
Lennar Corporation - Class A	800	84,040

Leisure Facilities & Services - 3.9%
Chipotle Mexican Grill, Inc. (a)	400	657,364
Royal Caribbean Cruises Ltd. (a)	3,835	267,760
Starbucks Corporation	5,800	635,912
		1,561,036
Retail - Discretionary - 2.4%
AutoZone, Inc. (a)	265	481,524
CarMax, Inc. (a)	1,200	169,500

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Retail - Discretionary - 2.4% (Continued)
Home Depot, Inc. (The)	825	$ 330,503
		981,527
Consumer Staples - 3.6%
Beverages - 0.8%
PepsiCo, Inc.	1,900	303,582

Food - 0.6%
Mondelēz International, Inc. - Class A	4,400	259,336

Household Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	431,691

Retail - Consumer Staples - 1.1%
Dollar General Corporation	2,050	453,665

Energy - 4.6%
Oil & Gas Producers - 4.6%
Coterra Energy, Inc.	22,500	451,800
Enbridge, Inc.	10,006	375,625
Exxon Mobil Corporation	17,050	1,020,272
		1,847,697
Financials - 13.7%
Banking - 6.5%
Bank of America Corporation	31,865	1,417,037
JPMorgan Chase & Company	7,450	1,183,283
		2,600,320
Institutional Financial Services - 2.7%
Morgan Stanley	11,300	1,071,466

Insurance - 2.8%
Marsh & McLennan Companies, Inc.	7,000	1,148,140

Specialty Finance - 1.7%
American Express Company	4,550	692,965

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 11.9%
Biotech & Pharma - 2.4%
Eli Lilly & Company	1,000	$ 248,040
Pfizer, Inc.	13,500	725,355
		973,395
Health Care Facilities & Services - 1.7%
UnitedHealth Group, Inc.	1,500	666,330

Medical Equipment & Devices - 7.8%
Danaher Corporation	3,400	1,093,576
Illumina, Inc. (a)	1,750	639,327
Medtronic plc	3,800	405,460
PerkinElmer, Inc.	2,900	528,264
Thermo Fisher Scientific, Inc.	750	474,623
		3,141,250
Industrials - 5.6%
Machinery - 1.2%
Lincoln Electric Holdings, Inc.	2,350	317,156
Oshkosh Corporation	1,650	177,540
		494,696
Transportation & Logistics - 4.4%
CSX Corporation	18,000	623,880
FedEx Corporation	3,700	852,369
Southwest Airlines Company (a)	6,150	273,060
		1,749,309
Materials - 1.5%
Chemicals - 1.5%
Sherwin-Williams Company (The)	1,785	591,263

Real Estate - 3.0%
REITs - 3.0%
American Tower Corporation	1,200	314,976
Prologis, Inc.	6,000	904,500
		1,219,476
Technology - 28.9%
Semiconductors - 9.5%
NVIDIA Corporation	8,210	2,682,700

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Technology - 28.9% (Continued)
Semiconductors - 9.5% (Continued)
Xilinx, Inc.	5,000	$ 1,142,250
		3,824,950
Software - 11.4%
Adobe, Inc. (a)	1,930	1,292,810
Microsoft Corporation	5,400	1,785,186
salesforce.com, inc. (a)	5,200	1,481,792
		4,559,788
Technology Hardware - 7.0%
Apple, Inc.	10,300	1,702,590
Ciena Corporation (a)	18,550	1,117,267
		2,819,857
Technology Services - 1.0%
Visa, Inc. - Class A	2,000	387,540

Utilities - 1.2%
Electric Utilities - 1.2%
AES Corporation (The)	11,400	266,532
Duke Energy Corporation	2,180	211,482
		478,014

Total Common Stocks (Cost $20,022,527)		$ 38,672,752

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $1,471,543)	1,471,543	$ 1,471,543

Investments at Value - 100.0% (Cost $21,494,070)		$ 40,144,295

Other Assets in Excess of Liabilities - 0.0% (c)		18,000

Net Assets - 100.0%		$ 40,162,295

(a) Non-income producing security. (b) The rate shown is the 7-day effective yield as of November 30, 2021. (c) Percentage rounds to less than 0.1%.